Management Report - Corporate Divisions - Consolidations & Adjustments (Detail) - Consolidation & Adjustments [Member] - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Consolidations & Adjustments [Line Items]
Net revenues	€ (488)		€ (471)		€ 179	[1]
Provision for credit losses	0		0		0
Noninterest expenses [Abstract]
Compensation and benefits	3,223		3,101		3,279
General and administrative expenses	(3,000)		(2,979)		(2,299)
Policyholder benefits and claims	0		0		0
Impairment of goodwill and other intangible assets	0		0		0
Restructuring activities	0		(7)		(3)
Total noninterest expenses	223		116		976
Noncontrolling interests	(16)		(46)		(27)
Income (loss) before income taxes	(695)		(541)		(770)
Assets	6,586		40,959		26,305
Risk-weighted assets	16,734	[2]	15,706	[3]	12,780	[3]
Average shareholders equity	€ 99		€ 0	[4]	€ 6,377

[1]	Net interest income and noninterest income
[2]	Risk weighted assets are based upon CRR/CRD 4 fully-loaded. Risk-weighted assets in C&A reflect Treasury and Corporate assets outside the management responsibility of the business segments, primarily the Groups deferred tax assets
[3]	Risk-weighted assets and capital ratios are based upon CRR/CRD4 fully-loaded
[4]	Average shareholders equity in December 2015 represents the difference between the spot values of the segments for the period end and the average Group amount